Financial expenses (Tables)	9 Months Ended
Sep. 30, 2020
Financial expenses
Schedule of financial expenses

DKK thousand	Q3 2020	Q3 2019	Q1-Q3 2020	Q1-Q3 2019

Interest expenses and banking fees	-134	-503	-279	-922
Fair value adjustment	—	—	-5,164	—
Other financial expenses	-1,256	-657	-5,583	-1,555
Currency exchange adjustments	-12,426	-420	-8,988	-4,606
Financial expenses	-13,816	-1,580	-20,014	-7,083

*Fair value adjustments for the 3 months period in Q3 is a net income and therefore not included in the table as it is recognized under financial income.